Fair value measurements and valuation processes - summary of assets and liabilities measured at fair value (Details) - Level 2 - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	£ 239	£ 297	£ 443
Liabilities at fair value	237	215	338
– interest rate swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	18	44	59
Liabilities	129	92	117
– cross-currency swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	93	105	110
Liabilities	7	5	14
– forward foreign currency contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	128	148	274
Liabilities	£ 101	£ 118	£ 207